Segmented Information - Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cultivation Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(10,737)	(222,317)
Total loss on discontinued operations		(461,405)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(10,737)	(683,722)
Total assets for reportable segments	20,085		$ 17,785
Elimination of inter segment assets
Segments’ assets	20,085		17,785
Total liabilities for reportable segments	1,072,681		883,397
Elimination of inter segment liabilities	(910,704)		(750,234)
Entity’s liabilities	161,977		133,163
Distribution Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(10,911,606)
Total loss on discontinued operations	10,911,606	55,823
Elimination of inter segment profit or loss
Income (loss) before income tax expense		55,823
Total assets for reportable segments			1,052,080
Elimination of inter segment assets
Segments’ assets			1,052,080
Total liabilities for reportable segments			11,169,051
Elimination of inter segment liabilities			(10,142,840)
Entity’s liabilities			1,026,211
Corporate Segment [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	9,518,050	(2,054,991)
Total loss on discontinued operations	(10,322,314)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(804,264)	(2,054,991)
Total assets for reportable segments	42,267,930		52,703,643
Elimination of inter segment assets	(36,072,986)		(45,859,425)
Segments’ assets	6,194,944		6,844,218
Total liabilities for reportable segments	27,243,899		25,958,535
Elimination of inter segment liabilities	(24,492,048)		(23,480,364)
Entity’s liabilities	2,751,851		2,478,171
Reportable Segments [Member]
Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Elimination of inter segment revenue
Total revenue
Total profit or loss for reportable segments	(1,404,293)	(2,277,308)
Total loss on discontinued operations	589,292	(405,582)
Elimination of inter segment profit or loss
Income (loss) before income tax expense	(815,001)	$ (2,682,890)
Total assets for reportable segments	42,288,015		53,773,508
Elimination of inter segment assets	(36,072,986)		(45,859,425)
Segments’ assets	6,215,029		7,914,083
Total liabilities for reportable segments	28,316,580		38,010,983
Elimination of inter segment liabilities	(25,402,752)		(34,373,438)
Entity’s liabilities	$ 2,913,828		$ 3,637,545